Liquidity risk	12 Months Ended
Dec. 31, 2025
Liquidity risk [Abstract]
Liquidity risk	Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturities with behavioural overlays as appropriate. The Group undertakes
quantitative and qualitative analysis of the behavioural aspects of its assets and liabilities in order to reflect their expected behaviour.
The Group manages and monitors liquidity risks and ensures that liquidity risk management systems and arrangements are
adequate with regard to the internal risk appetite, Group
strategy and regulatory requirements. Liquidity policies and procedures are subject to independent internal oversight by the
Risk function. Overseas branches and subsidiaries of the Group may also be required to meet the liquidity requirements of the entity’s domestic country. Management of liquidity requirements is performed by the overseas branch or subsidiary in line with
Group policy. Liquidity risk of the Insurance business is actively managed and monitored within the Insurance legal entities. The
Group plans funding requirements over its planning period,
combining business-as-usual and stressed conditions. The Group manages its liquidity position paying regard to its internal risk appetite, Liquidity Coverage Ratio (LCR) and Net Stable Funding
Ratio (NSFR) as required by the PRA, the Capital Requirements
Directive (CRD V) and the Capital Requirements Regulation (UK
CRR) liquidity requirementsReconciliation of Group funding to the balance sheet (audited)

	At 31 December 2025				At 31 December 2024
	Included in funding analysis £bn	Cash collateral received[1] £bn	Fair value and other accounting methods £bn	Balance sheet £bn	Included in funding analysis £bn	Cash collateral received[1] £bn	Fair value and other accounting methods £bn	Balance sheet £bn
Deposits from banks	3.8	2.0	–	5.8	3.1	3.2	(0.1)	6.2
Debt securities in issue	83.9	–	(5.6)	78.3	77.2	–	(6.4)	70.8
Subordinated liabilities	11.7	–	(1.8)	9.9	12.2	–	(2.1)	10.1
Total wholesale funding	99.4	2.0			92.5	3.2
Customer deposits	496.5	–	–	496.5	482.7	–	–	482.7
Repurchase agreements at amortised cost	38.6	–	–	38.6	37.8	–	–	37.8
Total equity	47.9	–	–	47.9	45.9	–	–	45.9
Funding Sources	682.4	2.0			658.9	3.2
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements.
The Group holds cash collateral on its balance sheet in respect of these agreements. At 31 December 2025, £2.0 billion (31 December 2024: £3.2 billion) was with bank counterparties, of which £1.5 billion (31 December 2024: £2.8 billion) relates primarily to the Global Markets business of Lloyds Bank Corporate Markets plc, whilst £0.5 billion (31 December 2024:
£0.4 billion) relates to the Insurance business.
Maturities of financial instrument liabilities (audited)
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. In the case of dated subordinated liabilities, the maturity presented is based on call date where applicable. The Group’s preference shares have partially discretionary coupons and have been included in the below analysis.

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Deposits from banks	1,872	421	1,930	1,579	10	5,812
Customer deposits	428,915	23,351	35,640	9,722	503	498,131
Repurchase agreements at amortised cost	11,966	9,750	7,866	6,773	3,147	39,502
Financial liabilities at fair value through profit or loss	13,140	6,062	2,953	2,044	5,657	29,856
Notes in circulation	2,118	–	–	–	–	2,118
Debt securities in issue at amortised cost	408	9,959	22,797	40,064	13,427	86,655
Liabilities arising from non-participating investment contracts	61,640	–	–	–	–	61,640
Lease liabilities	35	59	200	446	392	1,132
Subordinated liabilities	24	1,170	990	6,247	8,328	16,759
Total non-derivative financial liabilities	520,118	50,772	72,376	66,875	31,464	741,605
Derivative financial liabilities
Gross settled derivatives – outflows	89,450	66,862	43,379	40,311	21,260	261,262
Gross settled derivatives – inflows	(88,088)	(65,410)	(42,508)	(38,949)	(18,853)	(253,808)
Gross settled derivatives – net flows	1,362	1,452	871	1,362	2,407	7,454
Net settled derivative liabilities	8,258	35	62	291	1,784	10,430
Total derivative financial liabilities	9,620	1,487	933	1,653	4,191	17,884

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Deposits from banks	1,809	673	904	2,775	105	6,266
Customer deposits	437,693	14,873	24,811	6,127	256	483,760
Repurchase agreements at amortised cost	8,974	5,169	15,300	9,416	–	38,859
Financial liabilities at fair value through profit or loss	15,208	3,965	1,803	2,102	7,078	30,156
Notes in circulation	2,121	–	–	–	–	2,121
Debt securities in issue at amortised cost	3,704	10,367	13,624	38,973	8,519	75,187
Liabilities arising from non-participating investment contracts	51,228	–	–	–	–	51,228
Lease liabilities	28	65	241	574	461	1,369
Subordinated liabilities	26	698	1,676	4,207	6,705	13,312
Total non-derivative financial liabilities	520,791	35,810	58,359	64,174	23,124	702,258
Derivative financial liabilities
Gross settled derivatives – outflows	100,432	61,356	43,231	34,795	22,505	262,319
Gross settled derivatives – inflows	(97,653)	(59,238)	(41,319)	(32,333)	(18,950)	(249,493)
Gross settled derivatives – net flows	2,779	2,118	1,912	2,462	3,555	12,826
Net settled derivative liabilities	10,432	92	109	404	1,557	12,594
Total derivative financial liabilities	13,211	2,210	2,021	2,866	5,112	25,420
The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.
The principal amount for undated subordinated liabilities and preference shares with no redemption option is included within the over 5 years column; interest of £16 million (2024: £16 million) in respect of the undated subordinated liabilities and £28 million (2024: £28 million)
in respect of the preference shares, per annum is not included beyond 5 years.
An analysis of the Group’s total wholesale funding by residual maturity and by currency is set out on page 183.
Cash flows arising from insurance liabilities (audited)
The following table presents the estimated amount and timing of the remaining contractual discounted cash flows arising from insurance liabilities. The amounts presented do not include those relating to the liability for remaining coverage of contracts that are measured under the premium allocation approach.

	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Liabilities arising from insurance and participating investment contracts	(1,823)	(1,941)	(2,316)	(2,775)	(3,147)	(117,710)	(129,712)
Reinsurance contract liabilities	3	3	3	2	2	12	25
Total	(1,820)	(1,938)	(2,313)	(2,773)	(3,145)	(117,698)	(129,687)
At 31 December 2024
Liabilities arising from insurance and participating investment contracts	(1,038)	(1,292)	(1,951)	(2,453)	(2,992)	(112,055)	(121,781)
Reinsurance contract liabilities	3	3	3	3	2	13	27
Total	(1,035)	(1,289)	(1,948)	(2,450)	(2,990)	(112,042)	(121,754)
For insurance contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.
Insurance and participating investment contract liabilities payable on demand (audited)
Some of the Group’s insurance and participating investment contract liabilities are payable on demand as shown in the table below:

	2025		2024
	Amounts payable on demand £m	Carrying amount £m	Amounts payable on demand £m	Carrying amount £m
Life	122,691	118,931	110,402	107,909
Non-life	–	–	–	–
Total	122,691	118,931	110,402	107,909
The amounts payable on demand represent contract surrender values and incurred claims.
Maturities of contingent liabilities, commitments and financial guarantees (audited)
The table below shows the contractual maturity of the Group’s contingents, commitments and financial guarantees. Commitments are shown in the time band containing the earliest date the commitment can be drawn down. For financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Acceptances and endorsements	97	6	2	–	–	–	–	–	105
Other contingent liabilities	215	555	366	86	290	691	364	337	2,904
Total contingent liabilities	312	561	368	86	290	691	364	337	3,009
Lending commitments and financial guarantees	143,506	1,553	1,057	2,061	2,341	3,468	3,058	435	157,479
Other commitments	95	–	–	–	–	–	–	–	95
Total commitments and financial guarantees	143,601	1,553	1,057	2,061	2,341	3,468	3,058	435	157,574
Total contingents, commitments and financial guarantees	143,913	2,114	1,425	2,147	2,631	4,159	3,422	772	160,583
At 31 December 2024
Acceptances and endorsements	24	11	3	1	–	–	–	–	39
Other contingent liabilities	208	357	225	115	370	547	211	533	2,566
Total contingent liabilities	232	368	228	116	370	547	211	533	2,605
Lending commitments and financial guarantees	134,283	1,416	1,729	1,562	3,367	2,755	3,140	256	148,508
Other commitments	94	6	11	–	–	–	–	–	111
Total commitments and financial guarantees	134,377	1,422	1,740	1,562	3,367	2,755	3,140	256	148,619
Total contingents, commitments and financial guarantees	134,609	1,790	1,968	1,678	3,737	3,302	3,351	789	151,224